Convertible Notes	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES
NOTE 5:	CONVERTIBLE NOTES

a.

From 2014 until 2017, the Company issued convertible notes in the amount of $3,200 to existing shareholders. During the six months ended June 30, 2020 and year ended December 31, 2019, the Company issued convertible notes in the amount of $0 and $241, respectively, to existing shareholders and recorded interest expense amounting to $201 and $184 for the six months ended June 30, 2020 and 2019, respectively.

As of June 30, 2020 and December 31, 2019, the total principal amount of convertible notes was $3,929 and $3,929, respectively.

As of June 30, 2020 and December 31, 2019, the total balance of convertible notes was $5,342 and $5,141, respectively, inclusive of accrued interest.

The convertible notes bear interest at a rate of 8%, compounded on the basis of 365-day year.

The notes may be converted into Series A Preferred Shares of the Company or repaid as follows:

i.	Automatic Conversion Upon Occurrence of a Qualified Investment – upon the closing of a qualified investment (issuance of preferred securities if at least US$ 3,000 from a third party), the notes shall be automatically converted into securities of the Company on the same terms and conditions as in such qualified investment. The conversation shall be on the same terms and conditions and bearing the same rights, subject to a conversion price per share equal to the lowest price per share paid under the qualified investment less agreed upon percentage equal to 3% multiplied by the number of months from the grant date of the applicable note and up to a maximum of 54%.

ii.	Optional Conversion – each note holder, at its sole discretion, shall be entitled, by a written notice, to convert the note held by it into Series A Preferred Shares at an original conversion price (subject to adjustments in accordance with the Company Articles of Association.

iii.	Deemed Liquidation Event Repayment – in the event of a Deemed Liquidation Event (generally meaning consolidation or merger of the Company or sale of all or substantially all of the Company assets or issued share capital resulting that a third party will hold more than 50% of the voting power or the right to appoint more than 50% of the board members) then immediately prior to the consummation of such event, the Company shall pay each note holder (which was not earlier converted) a sum equal to the principal amount of the note multiplied by three, plus the interest accrued up to the date of repayment.

In the event that the notes were not earlier converted or paid, then, the Company would have been required to pay the accrued amount by the end of the note term on December 31, 2020.

The Company concluded the conversion feature is not a beneficial conversion feature pursuant to the provisions of ASC 470-20, “Debt with Conversion and Other Options.” Accordingly, the proceeds were recorded in liabilities in their entirety at the date of issuance.

Immediately prior to the initial public offering (“IPO”), the convertible note holders delivered written notice to the Company to convert the notes held into 2,415,022 Series A preferred Shares at the original conversion price.

b.

In August and December 2019, the Company issued 14.2 units consisting of convertible notes (“August and December 2019 convertible notes”) and warrants for a total consideration of $1,420 (representing a consideration of $100 per unit), after giving effect to a 10% discount.

The August and December 2019 convertible notes had a principal amount of $110 per unit, bore interest at a rate of 5%, and had a maturity date of one year from the date of issuance. The notes were automatically convertible into shares (or other units) to be issued in an initial public offering ("IPO"), at a conversion price representing a 30% discount on the price of shares (or other units) sold in such IPO. The conversion price was not to exceed an amount representing a 30% discount of an IPO share price representing a company valuation, on a fully diluted basis, of $30,000 (excluding funds issued in consideration of these units). Such $30,000 valuation is subject to certain adjustments at the reasonable discretion of the underwriters in such IPO.

The number of shares (or other units) to be issued upon conversion was determined by dividing the principal amount of $110 per unit, including accrued interest, by the conversion price of the notes.

The notes may not be converted if an IPO does not occur.

The warrants have a term of 5 years from the date of issuance, and are exercisable into a number of ordinary shares determined by dividing $110 (per unit) by $0.8475 (subject to certain adjustments), at an exercise price of $0.8475 per share (subject to certain adjustments).

Due to the fact that an IPO was consummated within one year of the date of issuance, the warrants are exercisable into a number of units (inclusive of one ordinary share and one warrant) determined by dividing $110 (per unit) by the conversion price of the notes, at an exercise price equal to 120% of the conversion price of the notes.

The proceeds were first allocated to the warrant liability (Refer to Note 4) based on the fair value at the issuance date with the remaining amount allocated to the discount recorded on the August and December 2019 convertible notes. As the conversion feature of the notes was contingent upon a future event (IPO), the Company concluded the conversion feature is not a beneficial conversion feature pursuant to the provisions of ASC 470-20, “Debt with Conversion and Other Options”.

The aggregate discount to the convertible notes was amortized to finance expense over the term of the notes.

Regarding the extension agreement to the August 2019 convertible notes, see also Note 9d.

Immediately prior to the IPO, the notes were automatically converted into 312,170 units (which consist of one Ordinary share and one warrant) as issued in the initial public offering at a conversion price of $6.30.

Following the Company’s IPO, whereby the exercise price of the warrants became fixed and there were no other features that resulted in liability classification, the warrants were reclassified from non-current liabilities to equity.